October 31, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Premier Income Fund, a series of Schwab Investments

(File Nos. 033-37459 and 811-06200)

Ladies and Gentlemen:

On behalf of Schwab Investments, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information with respect to Schwab Premier Income Fund (the “Fund”) in the Statutory Prospectus dated December 15, 2011 and the Summary Prospectus dated May 30, 2012, each as supplemented on October 15, 2012, filed pursuant to Rule 497(e) under the Securities Act of 1933 on October 15, 2012 (“497 Filing”). This filing is being made for the sole purpose of filing an interactive data file relating to the information provided in the 497 Filing.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0780.

Very truly yours,

/s/ Christine M. Pierangeli
Christine M. Pierangeli
Director and Corporate Counsel